Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Workers Compensation Discount [Abstract]
Stock-Based Compensation
7.        Stock-Based Compensation

Stock Plan

In November 2013, the Board of Directors authorized the 2013 Stock Plan (the "Plan"). Under the Plan, the Board of Directors may grant incentive stock awards to employees and directors, and non-statutory stock options to employees, directors and consultants as well as restricted stock. The Plan provides for the grant of stock options, restricted stock, and other stock-related and performance awards that may be settled in cash, stock, or other property. The Board of Directors has reserved 2,550,000 shares of common stock for issuance over the term of the Plan. The exercise price of an option cannot be less than the fair value of one share of common stock on the date of grant for incentive stock options or non-statutory stock options. The exercise price of an incentive stock option cannot be less than 110% of the fair value of one share of common stock on the date of grant for stockholders owning more than 10% of all classes of stock. Options are exercisable over periods not to exceed ten years (five years for incentive stock options granted to holders of 10% or more of the voting stock) from the grant date. Options may be granted with vesting terms as determined by the Board of Directors which generally include a one to five year period or performance conditions or both.

Common stock option and restricted stock award activity under the Plan was as follows:

		Options and RSAs Outstanding
	Shares		Weighted Average
	Available	Number	Exercise Price
	For Grant	of Shares	Per Share

Balance, Inception	-	-	$-
Balance at December 31, 2012	-	-	$-
Balance at March 31, 2013	-	-	$-
Authorized	2,050,000	-	$-
Options Granted	(915,000)	915,000	$3.21
Restricted Awards Granted	(225,000)	225,000
Balance at December 31, 2013	910,000	1,140,000
Authorized	500,000	-	$-
Options Granted	(225,000)	225,000	$4.30
Restricted Awards Vested	-	(80,000)	$3.21
Balance at March 31, 2014	1,185,000	1,285,000
Total vested and expected to vest shares (options)		1,140,000	$3.43

The aggregate intrinsic value of stock options and RSAs outstanding, vested and expected to vest, and exercisable at March 31, 2014 was $1,620,850, $997,350, and $35,970, respectively.

Prior to the plan being established, the Company granted 5,069,372 RSAs to employees and non-employees in exchange for services with vesting specific to each individual award. As of March 31, 2014, 1,391,122 shares were vested, and 300,000 shares were cancelled or forfeited (unvested).

The following table summarizes information with respect to stock options outstanding at March 31, 2014:

Options Outstanding			Options Exercisable
		Weighted		Weighted
		Average		Average
		Remaining		Exercise
Exercise Price	Shares	Contractual Life	Shares	Price Per
Per Share	Outstanding	(in years)	Exercisable	Share

$3.21	915,000	9.70	33,000	$3.21
$4.30	225,000	9.99	-	-
	1,140,000	9.76	33,000	$3.21

Stock-based compensation expense

The fair value of employee stock options granted was estimated using the following weighted-average assumptions for the three months ended March 31, 2014 and for the period from January 12, 2012 (inception) to March 31, 2014:

	For the Three	January 12, 2012
	Months Ended	(inception) to
	March 31, 2014	March 31, 2014

Expected volatility	80%	80%
Risk free rate	1.89%	1.77%
Dividend yield	0%	0%
Expected term (in years)	5.85	5.93

The expected term of the options is based on the average period the stock options are expected to remain outstanding based on the option’s vesting term and contractual terms. The expected stock price volatility assumptions for the Company's stock options were determined by examining the historical volatilities for industry peers, as the Company did not have any trading history for the Company's common stock. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company's stock options. The expected dividend assumption is based on the Company's history and expectation of dividend payouts. Forfeitures were estimated based on the Company’s estimate of future cancellations.

Stock-based compensation for employees and non-employees related to options and RSAs recognized for the three months ended March 31, 2014 and for the period from January 12, 2012 (inception) to March 31, 2014 was as follows:

	For the Three	January 12, 2012
	Months Ended	(inception) to
	March 31, 2014	March 31, 2014

Operating expenses
Selling, general and administrative	$995,731	$2,867,835

No income tax benefit has been recognized related to stock-based compensation expense and no tax benefits have been realized from exercised stock awards. As of March 31, 2014, there were total unrecognized compensation costs of $4,545,458 related to these stock awards. These costs are expected to be recognized over a period of approximately 1.43 years.

Non-employee stock-based compensation expense

For the three months ended March 31, 2014 and the period from January 12, 2012 (inception) to March 31, 2014, the Company issued options and restricted stock awards to non-employees in exchange for services with vesting specific to each individual award. Non-employee stock-based compensation expense is recognized as the awards vest and totaled $786,800 and $1,566,180 for the three months ended March 31, 2014 and the period from January 12, 2012 (Inception) to March 31, 2014, respectively. The fair value of RSAs is calculated as the fair value of the underlying stock multiplied by the number of shares awarded.

7.	Stock-Based Compensation

Stock Plan

In November 2013, the Board of Directors authorized the 2013 Stock Plan (the "Plan"). Under the Plan, the Board of Directors may grant incentive stock awards to employees and directors, and non-statutory stock options to employees, directors and consultants as well as restricted stock. The Plan provides for the grant of stock options, restricted stock, and other stock-related and performance awards that may be settled in cash, stock, or other property. The Board of Directors has reserved 2,050,000 shares of common stock for issuance over the term of the Plan. The exercise price of an option cannot be less than the fair value of one share of common stock on the date of grant for incentive stock options or non-statutory stock options. The exercise price of an incentive stock option cannot be less than 110% of the fair value of one share of common stock on the date of grant for stockholders owning more than 10% of all classes of stock. Options are exercisable over periods not to exceed ten years (five years for incentive stock options granted to holders of 10% or more of the voting stock) from the grant date. Options may be granted with vesting terms as determined by the Board of Directors which generally include a one to five year period or performance conditions or both.

Common stock option and restricted stock award activity under the Plan was as follows:

		Options and RSAs Outstanding
	Shares		Weighted Average
	Available	Number	Exercise Price
	For Grant	of Shares	Per Share
Balance, Inception	-	-	$-
Balance at December 31, 2012	-	-	$-
Authorized	2,050,000	-	$-
Options Granted	(915,000)	915,000	$3.21
Restricted Awards Granted	(225,000)	225,000

Balance at December 31, 2013	910,000	1,140,000

Total vested and expected to vest shares (options)		868,459	$3.21

Prior to the plan being established, the Company granted 5,069,372 restricted awards to employees and non-employees in exchange for services with vesting specific to each individual award. As of December 31, 2013, 1,104,123 shares were vested, and 0 shares were cancelled or forfeited (unvested).

The following table summarizes information with respect to stock options outstanding at December 31, 2013:

Options Outstanding			Options Exercisable
		Weighted		Weighted
		Average		Average
		Remaining		Exercise
Exercise Price	Shares	Contractual Life	Shares	Price Per
Per Share	Outstanding	(in years)	Exercisable	Share
$3.21	915,000	9.94	33,000	$3.21
	915,000	9.94	33,000	$3.21

Stock-based compensation expense

The fair value of employee stock options granted was estimated using the following weighted-average assumptions for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013 was as follows:

	For the	January 12, 2012
	Year Ended	(inception) to
	December 31, 2013	December 31, 2013

Expected volatility	80%	80%
Risk free rate	1.77%	1.77%
Dividend yield	0%	0%
Expected term (in years)	5.93	5.93

The expected term of the options is based on the average period the stock options are expected to remain outstanding based on the option’s vesting term and contractual terms. The expected stock price volatility assumptions for the Company's stock options were determined by examining the historical volatilities for industry peers, as the Company did not have any trading history for the Company's common stock. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company's stock options. The expected dividend assumption is based on the Company's history and expectation of dividend payouts. Forfeitures were estimated based on the Company’s estimate of future cancellations.

Stock-based compensation for employees and non-employees related to options and RSAs recognized for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013 was as follows:

	For the	January 12, 2012
	Year Ended	(inception) to
	December 31, 2013	December 31, 2013
Operating expenses
Selling, general and administrative	$1,872,104	$1,872,104

No income tax benefit has been recognized related to stock-based compensation expense and no tax benefits have been realized from exercised stock awards. As of December 31, 2013, there were total unrecognized compensation costs of $4,557,457 related to these stock awards. These costs are expected to be recognized over a period of approximately 1.47 years.

Non-employee stock-based compensation expense

For the year ended December 31, 2013 and the period from January 12, 2012 (inception) to December 31, 2013, the Company issued options and restricted stock awards to non-employees in exchange for services with vesting specific to each individual award. Non-employee stock-based compensation expense is recognized as the awards vest and totaled $779,380 for the year ended December 31, 2013. The fair value of RSAs is calculated as the fair value of the underlying stock multiplied by the number of shares awarded.